FAIR VALUE MEASUREMENTS, Fair Value of Investments (Details) - Unobservable Inputs (Level 3) [Member]		Dec. 31, 2023	Dec. 31, 2022
Equity, Fair Value Disclosure [Abstract]
Market adjustment	[1]	(0.54)
Weighted Average [Member]
Equity, Fair Value Disclosure [Abstract]
Market adjustment	[1],[2]	(0.54)	(0.20)
Minimum [Member]
Equity, Fair Value Disclosure [Abstract]
Market adjustment	[1]		(0.90)
Maximum [Member]
Equity, Fair Value Disclosure [Abstract]
Market adjustment	[1]		0.07

[1]	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.
[2]	Input was weighted based on the fair value of the investments included in the range.